Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade Receivables
Schedule of trade receivables

		As of December 31,
	Notes	2021	2020

Credit card companies	8.1	75	62
Credit card companies with related parties	11.1	24	17
Sales ticket and payment slips	8.2	118	77
Trade receivables with related parties	11.1	31	10
Trade receivables with suppliers/payment slips		23	20
		271	186
Provision for expected credit losses	8.3	(6)	(4)
		265	182

Set forth below the breakdown of trade receivables by their gross amount by maturity period:

Set forth below the breakdown of trade receivables by their gross amount by maturity period:

			Overdue
	Total	Due	Less than 30 days	Less than 60 days	Less than 90 days	> 90 days
2021	271	269	1	—	—	1
2020	186	181	2	—	—	3

Provision for expected credit losses

8.3	Provision for expected credit losses

	For the year ended December 31,
	2021	2020	2019

At the beginning of the year	(4)	(32)	(4)
Additions	(15)	(56)	—
Reversals	13	5	—
Write off trade receivables	—	42	—
Discontinued operations	—	43	—
Foreign currency translation adjustment	—	(6)	—
Business combination	—	—	(28)
At the end of the year	(6)	(4)	(32)